Business segment information	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company is organized based on the products it offers. Under this organizational structure, the Company’s operations can be classified into three business segments, Scales, Pet Electronics Products and Others for the fiscal years ended March 31, 2015 and 2016.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.  Revenue from scale products was 93% (2015: 89%) of overall revenue of the Company for the fiscal year ended March 31, 2016, and the Company expects that the revenue from scale products will continue to contribute a similar level of revenue for the next 12 months.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.  Revenue from pet electronics products was 6% (2015: 10%) of overall revenue of the Company for the fiscal year ended March 31, 2016, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years  ended March 31, 2014, 2015, and 2016:

	Year ended March 31,
Product Line	2014	2015	2016
Scales	95%	89%	93%
Pet Electronics Products	4%	10%	6%
Others	1%	1%	1%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2014, 2015 and 2016 is as follows:

	Net sales	Operating income	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2014

Scales & Others	29,837	281	23,279	1,035	2,762
Pet Electronics Products	1,468	14	1,145	51	136

Total operating segments	31,305	295	24,424	1,086	2,898
Corporate	-	-	7,716	289	-

Group	31,305	295	32,140	1,375	2,898

2015

Scales & Others	25,911	414	16,172	968	1,472
Pet Electronics Products	3,033	48	1,893	114	173

Total operating segments	28,944	462	18,065	1,082	1,645
Corporate	-	-	7,712	294	-

Group	28,944	462	25,777	1,376	1,645

2016

Scales & Others	22,378	3,094	14,896	981	880
Pet Electronics Products	1,514	208	1,002	66	59

Total operating segments	23,892	3,302	15,898	1,047	939
Corporate	-	-	7,123	288	-

Group	23,892	3,302	23,021	1,335	939

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues.  Identifiable assets by segment are those assets that are used in the operation of that segment.  Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets, and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2015	2016
	$ in thousands	$ in thousands
Hong Kong	1,194	1,159
The PRC	11,290	10,558

Total property, plant and equipment	12,484	11,717

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2014, 2015 and 2016:

	Year ended March 31,
	2014		2015		2016
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	25,203	81	21,271	73	14,062	59
Germany	4,688	15	6,210	22	4,568	19

	29,891	96	27,481	95	18,630	78

(d)	The following is a summary of net export sales by customers, constituting 10% or more of total sales of the Company for the years ended March 31, 2014, 2015 and 2016:

		Year ended March 31,
		2014		2015		2016

Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	Scales & Pet Electronics Products	14,080	45	6,879	24	1,738	7
Fitbit, Inc.	Scales	10,396	33	10,593	37	14,145	59
Kern + Sohn GMBH	Scales	2,762	9	5,424	19	3,874	16

		27,238	87	22,896	80	19,757	82